Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Mortgages and Notes Payable

The Company’s mortgages and notes payable are summarized below:

	2013 Effective Interest Rates (a)	June 30, 2013	December 31, 2012
		(In Thousands)
Net-lease mortgage notes payable:
Series 2005-1, Class A-1 amortizing mortgage note, 5.05%, due 2020	6.51%	$105,800	$111,831
Series 2005-1, Class A-2 interest-only mortgage note, 5.37%, due 2020	6.62	258,300	258,300
Series 2006-1, Class A amortizing mortgage note, 5.76%, balloon due 2021	6.65	241,848	245,614
Series 2007-1, Class A amortizing mortgage note, 5.74%, balloon due 2022	6.57	318,661	321,650
Secured fixed-rate amortizing mortgage notes payable:
5.90% notes, balloons due 2012 (b)	—	—	7,755
5.40% notes, balloons due 2014	7.41	30,809	31,165
5.26%–5.62% notes, balloons due 2015	6.95 - 7.34	101,624	102,766
5.04%–8.39% notes, balloons due 2016	6.27 - 9.72	38,278	38,652
6.59% notes, balloons due 2016	7.07 - 7.28	559,886	564,669
5.85% note, balloon due 2017	7.22	52,998	53,414
6.17% note, balloon due 2017	7.14	142,620	143,647
6.64% note, balloon due 2017	7.49	21,432	21,595
3.90% note, balloon due 2018	4.14	24,800	—
4.39% note, balloon due 2018	4.73	10,340	—
Secured variable-rate, 1-month LIBOR + 3.25% mortgage notes, balloons due 2016 (c)(d)	4.65 - 5.20	16,685	16,851
Secured variable-rate, 1-month LIBOR + 3.50% mortgage note, balloon due 2017 (c)(d)	5.22	10,124	11,181
Secured variable-rate, 3-month LIBOR + 4.25% mortgage note, balloon due 2017 (d)	5.90	21,275	21,428
Unsecured fixed-rate promissory note, 7.00%, due 2021	10.04	1,508	1,571

		1,956,988	1,952,089
Unamortized debt discount		(51,282)	(57,211)

Total mortgages and notes payable, net		$1,905,706	$1,894,878

(a)	The effective rates include amortization of debt discount, amortization of deferred financing costs, and related debt insurer premiums, where applicable, calculated as of June 30, 2013.
(b)

This note matured on December 1, 2012 and was borrowed by a special purpose entity owned by the Company. At the time of the maturity the special purpose entity informed the lender that it would be unable to refinance or sell the property and determined that an orderly transition of the property was required. The lender provided the special purpose entity a notice of default and subsequently foreclosed on the property in April 2013. Following the notice of foreclosure, the Company surrendered the property and extinguished the outstanding note balance totaling $7.9 million. Prior to the foreclosure, the default interest rate on the note was 9.90%, and related accrued interest was added to the balance of the note.

(c)	Maturity dates assume exercise of the Company’s two one-year extension options under the note agreements.
(d)	Variable-rate notes are hedged with interest rate swaps (see Note 6).

The Company’s mortgages and notes payable are summarized below (dollars in thousands):

	Year Ended December 31,
	2012 Effective Rates(a)	2012	2011
Net-lease mortgage notes payable:
Series 2005-1, Class A-1 amortizing mortgage note, 5.05%, due 2020	6.34%	$111,831	$123,364
Series 2005-1, Class A-2 interest-only mortgage note, 5.37%, due 2020	6.56	258,300	258,300
Series 2006-1, Class A amortizing mortgage note, 5.76%, balloon due 2021	6.58	245,614	252,817
Series 2007-1, Class A amortizing mortgage note, 5.74%, balloon due 2022	6.49	321,650	327,367
Secured fixed-rate amortizing mortgage notes payable:
5.90% note, balloon due 2012(b)	11.99	7,755	7,817
6.25% note, balloon due 2013(c)	N/A	—	5,090
5.40% notes, balloons due 2014	7.41	31,165	31,837
5.26%–5.62% notes, balloons due 2015	6.98-7.41	102,766	104,927
5.04%–8.39% notes, balloons due 2016	6.29-9.76	38,652	39,354
6.59% notes, balloons due 2016	7.02-7.19	564,669	573,569
5.85% note, balloon due 2017	7.18	53,414	54,194
6.17% note, balloon due 2017	7.09	143,647	145,561
6.64% note, balloon due 2017	7.44	21,595	21,896
Secured variable-rate, 1-month LIBOR + 3.25% mortgage notes, balloon due 2016(d)(e)	4.59-5.17	16,851	10,497
Secured variable-rate, 1-month LIBOR + 3.50% mortgage note, balloon due 2017(d)(e)	5.07	11,181	—
Secured variable-rate, 3-month LIBOR + 4.25% mortgage note, balloon due 2017(e)	5.86	21,428	—
Unsecured fixed-rate promissory note, 7.00%, due 2021	10.01	1,571	1,690

		1,952,089	1,958,280
Unamortized debt discount		(57,211)	(56,869)

Total mortgages and notes payable		$1,894,878	$1,901,411

(a)	The effective rates include amortization of debt discount, amortization of deferred financing costs, and related debt insurer premiums, where applicable, calculated as of December 31, 2012.
(b)

This note matured on December 1, 2012 and was borrowed by a special purpose entity owned by the Company. At the time of the maturity the special purpose entity informed the lender that it would be unable to refinance or sell the property and determined that an orderly transition of the property was required. The lender has provided the special purpose entity a notice of default and has communicated its intent to foreclose on the subject property. The default interest rate on the note is 9.90%.

(c)	This note had a scheduled maturity and balloon payment due in 2013, but was prepaid in the fourth quarter of 2012.
(d)	Maturity dates assume exercise of the Company’s two one-year extension options under the note agreements.
(e)	Variable-rate notes are hedged with an interest rate swap (see Note 5)

Debt Maturities of Mortgages and Notes Payable, Including Balloon Payments

As of June 30, 2013, scheduled debt maturities of the Company’s line of credit, mortgages and notes payable, including balloon payments, during the next five years and thereafter are as follows (in thousands):

	Scheduled Principal	Balloon Payment	Total
Remainder of 2013	$22,360	$—	$22,360
2014	46,978	29,761	76,739
2015	47,658	121,930	169,588
2016	40,969	580,671	621,640
2017	34,825	232,573	267,398
Thereafter	115,992	709,763	825,755

	$308,782	$1,674,698	$1,983,480

As of December 31, 2012, scheduled debt maturities of the Company’s mortgages and notes payable, including balloon payments, during the next five years and thereafter are as follows (in thousands):

	Scheduled Principal	Balloon Payment	Total(a)
2013	$43,517	$—	$43,517
2014	46,186	29,761	75,947
2015	47,248	96,587	143,835
2016	40,787	580,673	621,460
2017	34,634	233,547	268,181
Thereafter	115,893	675,501	791,394

	$328,265	$1,616,069	$1,944,334

Balloon payments subsequent to 2017 are as follows: $258.3 million due in 2020, $167.5 million due in 2021 and $249.7 million due in 2022.

(a)	The total excludes the note obligation of $7.8 million that was due in 2012 and referenced in footnote (b) above.

Interest Expense and Related Borrowings

The following table summarizes interest expense on the related borrowings (in thousands):

	Three Months Ended June 30,		Six Months Ended June 30,
	2013	2012	2013	2012
Interest expense – Term Note payable	$—	$6,968	$—	$13,715
Interest expense – revolving credit facilities	271	—	376	—
Interest expense – mortgages and notes payable	29,615	29,670	59,086	59,434
Interest expense – other	469	7	469	9
Amortization of deferred financing costs (a)	6,229	860	10,130	1,712
Amortization of net losses related to interest rate swap	—	1,177	—	2,333
Amortization of debt discount(b)	2,968	3,342	5,929	3,759

Total interest expense	$39,552	$42,024	$75,990	$80,962

(a)	Includes $5.9 million and $9.5 million arising from financing commitments related to the proposed Merger for the three and six months ended June 30, 2013, respectively.
(b)	Interest expense for the first quarter of 2012 was adjusted by a $2.9 million decrease related to the amortization period utilized in 2011 for the debt discount.

The following table summarizes interest expense on the related borrowings (in thousands):

	Year Ended December 31,
	2012	2011	2010
Interest expense – Term Note payable	$19,925	$26,631	$27,735
Interest expense – credit facility	108	—	—
Interest expense – mortgages and notes payable(a)	119,197	120,120	125,067
Interest expense – other	10	10	305
Amortization of deferred financing costs	2,819	3,599	4,728
Amortization of net losses related to interest rate swap	3,415	4,500	4,714
Amortization of debt discount(b)	10,746	14,483	9,951

Total interest expense	$156,220	$169,343	$172,500

(a)	Includes related hedge expense.
(b)

Interest expense for the first quarter of 2012 was adjusted by a $2.9 million decrease related to the amortization period utilized in 2011 for the debt discount. In the opinion of management, the impact of this adjustment is immaterial to the Company’s 2012 and 2011 results of operations.